Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 31.0%
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)§	$4,723,808	$2,247,126
Affirm Asset Securitization Trust 2020-A, 6.2300%, 2/18/25 (144A)	1,000,000	1,017,304
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27 (144A)	8,070,000	8,441,497
AMSR Trust 2020-SFR4 F, 2.8560%, 11/17/37 (144A)	3,900,000	3,898,254
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	2,399,000	2,207,486
Barclays Comercial Mortgage Securities LLC 2018-TALL,
ICE LIBOR USD 1 Month + 2.4370%, 2.5894%, 3/15/37 (144A)‡	11,267,000	10,375,553
BBCCRE Trust 2015-GTP, 4.7147%, 8/10/33 (144A)‡	200,000	154,206
Benchmark Mortgage Trust 2020-IG1, 3.2447%, 9/15/43‡	7,100,000	5,550,164
BlueMountain CLO XXIV Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 2.9718%, 4/20/31 (144A)‡	9,250,000	9,159,350
BlueMountain CLO XXVI Ltd,
ICE LIBOR USD 3 Month + 2.9000%, 3.1718%, 10/20/32 (144A)‡	8,000,000	7,945,600
Business Jet Securities LLC, 6.9480%, 7/15/34 (144A)	4,407,680	4,400,940
BX Commercial Mortgage Trust 2018-BIOA,
ICE LIBOR USD 1 Month + 1.3211%, 1.4734%, 3/15/37 (144A)‡	8,222,000	8,109,556
BX Commercial Mortgage Trust 2018-BIOA,
ICE LIBOR USD 1 Month + 1.9511%, 2.1034%, 3/15/37 (144A)‡	3,700,000	3,628,209
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 1.7000%, 1.8524%, 11/15/35 (144A)‡	4,053,000	4,027,755
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.0000%, 2.1524%, 10/15/36 (144A)‡	2,752,964	2,719,835
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.3000%, 2.4524%, 10/15/36 (144A)‡	14,020,179	13,862,000
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.6500%, 2.8024%, 10/15/36 (144A)‡	17,120,586	16,851,943
BX Commercial Mortgage Trust 2020-BXLP,
ICE LIBOR USD 1 Month + 2.5000%, 2.6524%, 12/15/36 (144A)‡	13,677,481	13,450,780
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	3,509,000	3,194,128
Carlyle US CLO 2019-4 LTD,
ICE LIBOR USD 3 Month + 2.7000%, 2.9750%, 1/15/33 (144A)‡	5,000,000	4,955,000
Carvana Auto Receivables Trust 2019-1, 5.6400%, 1/15/26 (144A)	6,000,000	6,227,622
Carvana Auto Receivables Trust 2019-2, 0%, 4/15/26 (144A)‡,¤,§	445,000,000	4,717,000
Carvana Auto Receivables Trust 2019-4, 0%, 10/15/26 (144A)‡,§	242,500,000	3,783,000
Castlelake Aircraft Securitization Trust 2016-1, 6.1500%, 8/15/41	1,398,089	838,853
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)§	3,830,196	1,755,327
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.0000%, 2.1524%, 11/15/36 (144A)‡	4,788,000	4,527,745
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.5500%, 2.7024%, 11/15/36 (144A)‡	4,900,000	4,593,428
Chase Auto Credit Linked Notes 2020-1 E, 3.7150%, 1/25/28 (144A)	1,150,000	1,152,545
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 3.9090%, 10/21/31 (144A)‡	6,750,000	6,690,600
CIFC Funding 2019-VI Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 3.8761%, 1/16/33 (144A)‡	5,500,000	5,450,500
Citigroup Commercial Mortgage Trust 2018-C5, 0.7532%, 6/10/51‡,¤	41,077,181	1,824,722
COLT Funding LLC 2018-4,
ICE LIBOR USD 12 Month + 1.6500%, 4.7160%, 12/28/48 (144A)‡	9,769,894	10,293,992
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3981%, 1/25/29‡	4,104,012	4,252,288
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5481%, 4/25/31 (144A)‡	1,280,043	1,273,472
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4481%, 8/25/31 (144A)‡	5,632,837	5,601,301
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 4.1500%, 4.2981%, 8/25/31 (144A)‡	9,865,000	9,451,891
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2981%, 9/25/31 (144A)‡	7,501,712	7,438,649
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 2.2481%, 9/25/39 (144A)‡	12,671,367	12,573,431
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 1/25/40 (144A)‡	6,915,603	6,679,417
Conn's Receivables Funding 2019-A LLC, 4.3600%, 10/16/23 (144A)	1,734,718	1,741,687
Conn's Receivables Funding 2019-A LLC, 5.2900%, 10/16/23 (144A)	1,734,718	1,702,927
Conn's Receivables Funding 2019-B LLC, 4.6000%, 6/17/24 (144A)	5,000,000	4,909,948
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 3.0000%, 3.1524%, 11/15/36 (144A)‡	9,817,000	9,186,313
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,478,533	2,297,622
Exeter Automobile Receivables Trust 2018-4, 5.3800%, 7/15/25 (144A)	2,370,000	2,484,872
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	1,920,000	2,007,934

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Exeter Automobile Receivables Trust 2019-3, 4.0000%, 8/17/26 (144A)	$4,000,000	$4,036,555
Exeter Automobile Receivables Trust 2020-1A E, 3.7400%, 1/15/27 (144A)	3,000,000	2,988,871
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	1,017,000	1,125,960
ExteNet Issuer LLC, 5.2190%, 7/26/49 (144A)	2,000,000	1,970,861
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1481%, 7/25/25‡	6,237,805	6,377,093
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8481%, 4/25/28‡	4,999,830	5,174,472
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 3/25/31‡	6,809,189	6,639,122
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 53.2881%, 10/25/40‡	588,203	2,894,973
Fannie Mae REMICS, 3.0000%, 5/25/48	28,377	30,461
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 5.9019%, 8/25/48‡,¤	13,622,461	2,364,309
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	6,026,000	6,344,178
First Key Homes Trust 2020-SFR1, 3.6380%, 9/17/25 (144A)	2,000,000	2,077,993
Foursight Capital Auto Receivables Trust 2020-1 E, 3.4900%, 4/15/26 (144A)	1,340,000	1,332,674
Foursight Capital Auto Receivables Trust 2020-1 F, 4.6200%, 6/15/27 (144A)	1,250,000	1,228,473
Freddie Mac Multifamily Structured Pass Through Certificates,
2.3667%, 10/25/28‡,¤	37,500,000	5,552,138
Freddie Mac Multifamily Structured Pass Through Certificates,
4.3991%, 4/25/34‡,¤	8,625,000	2,944,202
Freddie Mac Multifamily Structured Pass Through Certificates,
1.9337%, 11/25/47‡,¤	34,724,489	4,705,403
Freddie Mac Multifamily Structured Pass Through Certificates K112,
3.1048%, 7/25/48‡,¤	10,810,000	2,465,203
Freddie Mac Multifamily Structured Pass Through Certificates K116,
3.0210%, 9/25/47‡,¤	25,620,000	5,959,126
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.0000%, 3.1481%, 6/25/50 (144A)‡	8,581,000	8,601,981
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 5.1000%, 5.2481%, 6/25/50 (144A)‡	4,677,966	4,760,723
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA3,
ICE LIBOR USD 1 Month + 3.6000%, 3.7481%, 7/25/50 (144A)‡	4,500,000	4,522,933
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA3,
ICE LIBOR USD 1 Month + 5.7500%, 5.8981%, 7/25/50 (144A)‡	5,400,000	5,445,144
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1,
ICE LIBOR USD 1 Month + 5.2500%, 5.4019%, 9/25/50 (144A)‡	8,939,000	9,004,069
FREMF Mortgage Trust 2018-KF45,
ICE LIBOR USD 1 Month + 1.9500%, 2.1068%, 3/25/25 (144A)‡	1,014,982	959,432
FREMF Mortgage Trust 2019-KBF3,
ICE LIBOR USD 1 Month + 2.5000%, 2.6568%, 1/25/29 (144A)‡	12,647,000	12,178,365
FREMF Mortgage Trust 2019-KF72,
ICE LIBOR USD 1 Month + 2.1000%, 2.2568%, 11/25/26 (144A)‡	5,027,343	4,750,008
Golden Tree Loan Management US CLO1 Ltd,
ICE LIBOR USD 3 Month + 2.6500%, 3.7853%, 4/20/29 (144A)‡	12,000,000	11,106,000
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.5500%, 5.3938%, 1/20/44‡,¤	676,619	121,267
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.6000%, 5.4438%, 8/20/44‡,¤	10,032,140	1,873,298
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.6800%, 5.5238%, 10/20/45‡,¤	13,729,471	2,640,930
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.0500%, 5.8938%, 4/20/46‡,¤	9,213,436	2,058,007
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 5.9979%, 10/16/55‡,¤	937,994	218,729
Government National Mortgage Association, 0.4694%, 1/16/60‡,¤	25,964,794	1,147,665
Great Wolf Trust,
ICE LIBOR USD 1 Month + 2.7320%, 2.8844%, 12/15/36 (144A)‡	13,500,000	12,251,311
Great Wolf Trust,
ICE LIBOR USD 1 Month + 3.1310%, 3.2834%, 12/15/36 (144A)‡	3,899,000	3,433,178
GS Mortgage Securities Trust 2020-UPTN E, 3.2460%, 2/10/37 (144A)‡	3,000,000	2,799,153
GS Mortgage Securities Trust 2020-UPTN F, 3.2460%, 2/10/37 (144A)‡	2,500,000	2,248,636
Hertz Fleet Lease Funding LP 2017-1 E, 5.8000%, 4/10/31 (144A)	3,500,000	3,539,108
Hertz Fleet Lease Funding LP 2018-1 E, 5.5500%, 5/10/32 (144A)	2,870,000	2,892,052
Hertz Fleet Lease Funding LP 2019-1 E, 4.6200%, 1/10/33 (144A)	2,562,000	2,583,923
HIN Timeshare Trust 2020-A, 3.4200%, 10/9/39 (144A)	1,200,000	1,203,645
InSite Issuer LLC 2018 - 1A C, 6.1150%, 12/15/48 (144A)	2,110,169	2,267,987
InSite Issuer LLC 2020 -1A B, 2.4880%, 9/15/50 (144A)	3,000,000	2,995,169
InSite Issuer LLC 2020 -1A C, 4.2130%, 9/15/50 (144A)	3,000,000	3,001,876
KNDL Mortgage Trust 2019-KNSQ F,
ICE LIBOR USD 1 Month + 2.0000%, 2.1524%, 5/15/36 (144A)‡	2,000,000	1,936,287
LoanMe Trust SBL 2019-1, 5.2500%, 8/15/30 (144A)	1,012,112	994,779
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	5,800,000	5,278,000

Madison Park Funding Ltd,
Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
ICE LIBOR USD 3 Month + 3.5000%, 4.7189%, 1/15/33 (144A)‡	$17,000,000	$14,893,700
Magnetite XXII Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 3.9250%, 4/15/31 (144A)‡	3,250,000	3,112,525
Mello Warehouse Securitization Trust 2019-1,
ICE LIBOR USD 1 Month + 2.3500%, 2.4981%, 6/25/52 (144A)‡	9,010,000	8,983,809
Mello Warehouse Securitization Trust 2019-2,
ICE LIBOR USD 1 Month + 2.4000%, 2.5481%, 11/25/52 (144A)‡	8,020,000	7,890,182
MMFL Re-REMIC Trust 2019-1,
ICE LIBOR USD 1 Month + 1.4000%, 1.5481%, 1/28/24 (144A)‡	4,163,787	3,840,976
MRCD 2019-MARK Mortgage Trust, 2.7175%, 12/15/36 (144A)	21,000,000	19,459,027
Multifamily Connecticut Avenue Securities Trust 2019-01,
ICE LIBOR USD 1 Month + 3.2500%, 3.3981%, 10/15/49 (144A)‡	13,756,000	12,597,239
Multifamily Connecticut Avenue Securities Trust 2020-01,
ICE LIBOR USD 1 Month + 3.7500%, 3.8981%, 3/25/50 (144A)‡	7,500,000	6,999,245
Neuberger Berman CLO Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 3.0468%, 1/28/30 (144A)‡	6,000,000	5,518,200
Oasis Securitisation 2020-2A, 4.2624%, 5/15/32 (144A)	3,205,225	3,211,009
OCP CLO Ltd, ICE LIBOR USD 3 Month + 3.0000%, 4.0203%, 4/24/29 (144A)‡	6,000,000	5,581,800
Octagon Investment Partners 40 Ltd,
ICE LIBOR USD 3 Month + 3.8000%, 4.0718%, 4/20/31 (144A)‡	5,000,000	4,741,000
OneMain Direct Auto Receivables Trust 2019-1, 4.6800%, 4/14/31 (144A)	6,752,000	7,374,777
Palmer Square Loan Funding 2019-4 Ltd,
ICE LIBOR USD 3 Month + 3.2500%, 3.5135%, 10/24/27 (144A)‡	4,750,000	4,525,800
Palmer Square Loan Funding 2020-2 Ltd,
ICE LIBOR USD 3 Month + 3.0000%, 4.1090%, 4/20/28 (144A)‡	7,000,000	6,657,700
Palmer Square Loan Funding 2020-4A C,
ICE LIBOR USD 3 Month + 3.6000%, , 11/25/28 (144A)‡,§	3,000,000	3,000,000
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	4,367,000	4,349,504
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27 (144A)	6,065,000	5,778,714
Perimeter Master Note Business Trust, 4.2300%, 5/15/24 (144A)	5,000,000	4,954,158
Perimeter Master Note Business Trust, 5.2100%, 5/15/24 (144A)	2,250,000	2,272,798
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	4,140,710	3,819,357
Preston Ridge Partners Mortgage Trust 2019-3A, 4.4580%, 7/25/24 (144A)Ç	7,335,000	7,208,542
Preston Ridge Partners Mortgage Trust 2019-4A, 4.6540%, 11/25/24 (144A)Ç	7,000,000	6,890,003
Preston Ridge Partners Mortgage Trust 2019-GS1, 4.7500%, 10/25/24 (144A)‡	4,236,956	4,216,961
Preston Ridge Partners Mortgage Trust 2020-2, 3.6710%, 8/25/25 (144A)Ç	1,936,191	1,944,270
PRIMA Capital Ltd, 4.2500%, 12/25/50 (144A)	8,500,000	7,839,253
Progress Residential Trust 2020-SFR3 F, 2.7960%, 10/17/27 (144A)	6,150,000	6,143,270
Project Silver, 6.9000%, 7/15/44 (144A)	898,315	369,331
Prosper Marketplace Issuance Trust 2018-2A, 5.5000%, 10/15/24 (144A)	14,024,000	14,136,704
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	11,275,941	9,971,349
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27 (144A)	1,500,000	1,509,164
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	3,124,649	3,162,582
Sequoia Mortgage Trust 2018-8, 0.2724%, 11/25/48 (144A)‡,¤	127,323,463	344,690
Sierra Receivables Funding Co LLC 2020-2A C, 3.5100%, 7/20/37 (144A)	3,000,000	3,008,184
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37 (144A)	3,085,000	3,124,161
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	1,413,198	1,376,717
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	4,115,089	3,992,516
SoFi Consumer Loan Program 2019-1 Trust, 4.4200%, 2/25/28 (144A)	3,360,000	3,417,733
SoFi Consumer Loan Program 2019-2 Trust, 4.2000%, 4/25/28 (144A)	1,900,000	1,926,886
Sprite 2017-1 Ltd, 6.9000%, 12/15/37 (144A)§	3,423,819	1,431,432
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	19,617,875	19,593,883
Station Place Securitization Trust Series 2020-WL1,
ICE LIBOR USD 1 Month + 2.2500%, 2.3981%, 6/25/51 (144A)‡	10,000,000	9,999,717
Tesla Auto Lease Trust 2019-A, 5.4800%, 5/22/23 (144A)	11,500,000	12,043,121
Tesla Auto Lease Trust 2020-A, 4.6400%, 8/20/24 (144A)	1,430,000	1,483,399
THL Credit Wind River 2019-2 Clo Ltd,
ICE LIBOR USD 3 Month + 2.6500%, 2.9250%, 1/15/33 (144A)‡	1,500,000	1,485,300
United Auto Credit Securitization Trust 2019-1, 4.2900%, 8/12/24 (144A)	2,000,000	2,028,857
United Auto Credit Securitization Trust 2019-1 F, 6.0500%, 1/12/26 (144A)	4,000,000	4,043,816
United Auto Credit Securitization Trust 2020-1, 5.1900%, 2/10/25 (144A)	1,500,000	1,546,224
Upstart Securitization Trust, 4.7830%, 9/20/29 (144A)	13,032,000	12,810,284
Upstart Securitization Trust 2019-3, 5.3810%, 1/21/30 (144A)	5,000,000	4,907,429
VB-S1 Issuer LLC, 5.2500%, 2/15/48 (144A)	664,000	676,054
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50 (144A)	5,675,000	5,675,000
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50 (144A)	3,208,000	3,208,000
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	2,960,640	2,960,342
Verus Securitization Trust 2018-INV1,
ICE LIBOR USD 12 Month + 2.7500%, 5.6480%, 3/25/58 (144A)‡	2,600,000	2,659,452
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	4,031,081	3,643,323
Westgate Resorts 2020-1A, 6.2130%, 3/20/34 (144A)	2,645,143	2,762,702
Westlake Automobile Receivables Trust 2018-2, 6.0400%, 1/15/25 (144A)	2,600,000	2,549,489
Westlake Automobile Receivables Trust 2019-1, 5.6700%, 2/17/26 (144A)	2,000,000	2,012,865
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)§	11,143,202	6,248,612

Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45 (144A)§	2,343,750		908,633
Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Z Capital Credit Partners CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.4500%, 2.7209%, 1/16/31 (144A)‡	$1,250,000		$1,242,000
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 1.8309%, 1/16/31 (144A)‡	3,090,000		3,073,932
Z Capital Credit Partners CLO 2019-1 Ltd,
ICE LIBOR USD 3 Month + 1.6400%, 1.9109%, 7/16/31 (144A)‡	12,750,000		12,683,700
Z Capital Credit Partners CLO 2019-1 Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 2.9709%, 7/16/31 (144A)‡	4,000,000		3,996,400
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $805,593,073)			778,497,296
Bank Loans and Mezzanine Loans– 7.9%
Basic Industry – 0.2%
Al Convoy Luxembourg, ICE LIBOR USD 1 Month + 3.5000%, 4.6501%, 1/18/27‡	2,992,500		2,970,056
Aruba Investments Inc, ICE LIBOR USD 3 Month + 4.2500%, 5.2500%, 7/7/25‡	1,390,000		1,378,991
Rohm Holding GmbH, ICE LIBOR USD 6 Month + 5.0000%, 5.3155%, 7/31/26‡	2,274,541		2,030,028
			6,379,075
Capital Goods – 0.5%
DynCorp International Inc,
ICE LIBOR USD 1 Month + 6.0000%, 7.0000%, 8/18/25‡	8,428,400		8,359,961
Mauser Packaging Solutions Holding Co,
ICE LIBOR USD 3 Month + 3.2500%, 3.5229%, 4/3/24‡	3,957,620		3,707,815
			12,067,776
Communications – 1.5%
Consolidated Communications Inc,
ICE LIBOR USD 1 Month + 4.7500%, 5.7500%, 9/15/27ƒ,‡	2,322,000		2,295,158
Entravision Communications Corp,
ICE LIBOR USD 1 Month + 2.7500%, 2.8966%, 11/29/24‡	1,485,766		1,399,710
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 3.5000%, 2/1/24‡	6,184,565		5,986,164
GCI Holdings LLC, ICE LIBOR USD 1 Month + 2.2500%, 2.3966%, 2/2/22ƒ,‡	3,602,867		3,593,860
GCI LLC, ICE LIBOR USD 1 Month + 2.7500%, 3.5000%, 9/24/25‡	6,812,457		6,761,364
Lions Gate Capital Holdings LLC,
ICE LIBOR USD 1 Month + 1.7500%, 1.8966%, 3/22/23‡	6,699,186		6,431,218
T-Mobile USA Inc, ICE LIBOR USD 1 Month + 3.0000%, 3.1466%, 4/1/27‡	4,458,000		4,451,224
Traviata BV,
Euro Interbank Offered Rate 3 Month + 5.0000%, 5.0000%, 12/18/26‡	4,500,000	EUR	5,028,118
Virgin Media SFA Finance Ltd,
ICE LIBOR USD 1 Month + 3.2500%, 3.2990%, 11/15/27‡	550,000	GBP	684,078
			36,630,894
Consumer Cyclical – 2.1%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 3 Month + 8.0000%, 9.5000%, 8/9/25‡	9,683,813		8,715,432
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 7.5000%, 4/23/24‡	4,812,024		2,747,666
CoreCivic Inc, ICE LIBOR USD 1 Month + 4.5000%, 5.5000%, 12/18/24ƒ,‡	8,451,000		8,281,980
Grizzly Finco, ICE LIBOR USD 3 Month + 3.2500%, 4.6834%, 10/1/25‡	2,947,500		2,843,866
Loire Finco Luxembourg,
Euro Interbank Offered Rate 3 Month + 3.2500%, 3.2500%, 4/21/27‡	2,660,000	EUR	3,035,821
Loire Finco Luxembourg, ICE LIBOR USD 1 Month + 3.5000%, 3.6466%, 4/21/27‡	11,590,000		11,242,300
Spectacle Gary Holdings LLC,
ICE LIBOR USD 1 Month + 11.0000%, 11.0000%, 12/23/25ƒ,‡	232,140		219,519
Spectacle Gary Holdings LLC,
ICE LIBOR USD 3 Month + 9.0000%, 11.0000%, 12/23/25‡	3,203,535		3,029,359
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 7.6466%, 2/4/28‡	5,683,991		5,321,637
Tacala Investment Corp, ICE LIBOR USD 1 Month + 3.5000%, 3.3966%, 2/5/27‡	7,098,068		6,834,445
			52,272,025
Consumer Non-Cyclical – 1.6%
Bellring Brands LLC, ICE LIBOR USD 1 Month + 5.0000%, 6.0000%, 10/21/24‡	5,850,000		5,852,457
Change Healthcare Holdings LLC,
ICE LIBOR USD 3 Month + 2.5000%, 3.5000%, 3/1/24‡	4,191,955		4,098,307
Chobani LLC, ICE LIBOR USD 1 Month + 3.5000%, 4.5000%, 10/10/23‡	5,730,482		5,658,850
CryoLife Inc, ICE LIBOR USD 3 Month + 3.2500%, 4.2500%, 12/2/24‡	3,285,380		3,252,526
FC Compassus LLC, ICE LIBOR USD 3 Month + 5.0000%, 6.0000%, 12/31/26‡	9,849,896		9,714,460
Froneri Lux FinCo SARL,
Euro Interbank Offered Rate 12 Month + 2.6250%, 2.6250%, 1/29/27‡	2,620,000	EUR	2,983,136
Lannett Co Inc, ICE LIBOR USD 1 Month + 5.3750%, 6.3750%, 11/25/22‡	5,943,825		5,810,089
Surgery Center Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2500%, 9/3/24‡	2,702,107		2,539,981
			39,909,806
Technology – 2.0%
Camelot Finance SA, ICE LIBOR USD 1 Month + 3.0000%, 3.1466%, 10/30/26‡	5,358,945		5,250,105
Cornerstone OnDemand Inc,
ICE LIBOR USD 1 Month + 4.2500%, 4.4058%, 4/22/27‡	7,082,950		7,063,755
Epicor Software Corp, ICE LIBOR USD 1 Month + 4.2500%, 5.2500%, 7/30/27‡	7,397,000		7,379,543
Excelitas Technologies, ICE LIBOR USD 3 Month + 7.5000%, 8.5000%, 12/1/25‡	1,350,000		1,321,313

Finastra USA Inc, ICE LIBOR USD 3 Month + 3.5000%, 4.5000%, 6/13/24‡	7,459,505		6,957,854
Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans– (continued)
Technology– (continued)
Helios Software Holdings Inc,
ICE LIBOR USD 3 Month + 4.2500%, 4.5193%, 10/24/25‡	$5,770,775		$5,680,636
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 3.3966%, 10/1/25‡	5,336,529		5,278,414
RSA Security LLC, ICE LIBOR USD 3 Month + 5.0000%, 6.0000%, 9/1/27‡	11,898,000		11,838,510
			50,770,130
Total Bank Loans and Mezzanine Loans (cost $202,004,078)			198,029,706
Corporate Bonds– 53.5%
Banking – 1.9%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	5,700,000		6,228,358
Bank of America Corp, ICE LIBOR USD 3 Month + 2.6640%, 4.3000%, 1/24/70‡	2,512,000		2,436,640
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	2,998,000		3,180,878
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	9,973,000		10,446,717
Discover Financial Services,
US Treasury Yield Curve Rate 5 Year + 5.7830%, 6.1250%, 6/22/70‡	9,628,000		10,184,498
HSBC Holdings PLC, SOFR + 1.9470%, 2.3570%, 8/18/31‡	5,226,000		5,172,381
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%, 7/31/69‡	3,476,000		3,470,008
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%, 1/23/70‡	2,512,000		2,461,760
JPMorgan Chase & Co, SOFR + 2.7450%, 4.0000%, 2/24/70‡	1,507,000		1,424,115
SVB Financial Group, 3.1250%, 6/5/30	2,776,000		3,097,499
			48,102,854
Basic Industry – 4.4%
Allegheny Technologies Inc, 7.8750%, 8/15/23	5,636,000		5,763,430
Anglo American Capital PLC, 5.3750%, 4/1/25 (144A)	5,318,000		6,111,920
Aruba Investments Inc, 8.7500%, 2/15/23 (144A)	6,000,000		6,060,000
Ashland Services BV, 2.0000%, 1/30/28 (144A)	2,260,000	EUR	2,516,940
Atotech Alpha 2 BV, 8.7500%, 6/1/23 (144A)	9,750,000		9,823,125
Compass Minerals International Inc, 6.7500%, 12/1/27 (144A)	493,000		532,440
CSN Islands XI Corp, 6.7500%, 1/28/28 (144A)	7,343,000		7,050,749
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	4,950,000		4,857,188
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	11,509,000		11,494,614
Hudbay Minerals Inc, 7.6250%, 1/15/25 (144A)	4,653,000		4,734,428
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	14,987,000		14,837,130
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	3,398,000		3,262,080
Novelis Corp, 4.7500%, 1/30/30 (144A)	1,899,000		1,853,367
Nutrition & Biosciences Inc, 3.2680%, 11/15/40 (144A)	4,528,000		4,553,523
OCI NV, 5.2500%, 11/1/24 (144A)	2,769,000		2,856,777
Olin Corp, 5.6250%, 8/1/29	6,291,000		6,196,572
PolyOne Corp, 5.7500%, 5/15/25 (144A)	7,137,000		7,565,220
Tronox Inc, 6.5000%, 5/1/25 (144A)	5,092,000		5,295,680
Westlake Chemical Corp, 3.3750%, 6/15/30	5,913,000		6,337,630
			111,702,813
Brokerage – 0.5%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	2,255,000		2,443,405
Intercontinental Exchange Inc, 1.8500%, 9/15/32	4,973,000		4,939,552
Intercontinental Exchange Inc, 3.0000%, 9/15/60	6,196,000		6,227,939
			13,610,896
Capital Goods – 5.3%
Allegion US Holding Co Inc, 3.5500%, 10/1/27	922,000		1,002,268
ARD Finance SA, 5.0000%, 6/30/27	7,400,000	EUR	8,450,033
ARD Finance SA, 5.0000%, 6/30/27 (144A)	2,000,000	EUR	2,283,793
ARD Finance SA, 6.5000%, 6/30/27 (144A)	3,542,344		3,523,924
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	7,429,000		7,531,149
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	12,252,000		12,484,788
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	2,123,000		2,163,337
GFL Environmental Inc, 3.7500%, 8/1/25 (144A)	8,399,000		8,378,002
HT Troplast GmbH, 9.2500%, 7/15/25 (144A)	2,790,000	EUR	3,470,901
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	6,113,000		6,449,215
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	8,928,000		9,494,258
Masonite International Corp, 5.7500%, 9/15/26 (144A)	2,530,000		2,637,525
Masonite International Corp, 5.3750%, 2/1/28 (144A)	1,149,000		1,227,362
Standard Industries Inc/NJ, 2.2500%, 11/21/26 (144A)	4,510,000	EUR	5,049,490
Summit Materials LLC / Summit Materials Finance Corp,
5.2500%, 1/15/29 (144A)	11,873,000		12,362,761
TransDigm Inc, 7.5000%, 3/15/27	4,734,000		4,915,360
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	6,958,000		7,502,290
US Concrete Inc, 5.1250%, 3/1/29 (144A)	4,966,000		4,978,415

Vertical Holdco GmbH, 7.6250%, 7/15/28 (144A)	1,644,000		1,737,503
Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Capital Goods– (continued)
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	$3,658,000		$3,801,631
Victoria PLC, 5.2500%, 7/15/24 (144A)	14,115,000	EUR	16,435,399
Wabtec Corp, 4.9500%, 9/15/28	3,330,000		3,887,140
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	2,721,000		2,866,764
			132,633,308
Communications – 8.3%
Activision Blizzard Inc, 1.3500%, 9/15/30	1,219,000		1,187,706
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,822,000		6,625,867
Altice France Holding SA, 6.0000%, 2/15/28 (144A)	3,750,000		3,576,713
AT&T Inc, 3.6500%, 6/1/51	7,717,000		7,788,680
AT&T INC, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%, 2/18/70‡	5,300,000	EUR	5,991,096
Block Communications Inc, 4.8750%, 3/1/28 (144A)	7,120,000		7,262,400
Cablevision Lightpath LLC, 5.6250%, 9/15/28 (144A)	12,407,000		12,606,753
CCO Holdings LLC / CCO Holdings Capital Corp, 5.5000%, 5/1/26 (144A)	2,536,000		2,643,780
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	11,422,000		11,993,614
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.7000%, 4/1/51	4,901,000		4,843,791
Consolidated Communications Inc, 6.5000%, 10/1/28 (144A)	3,264,000		3,329,280
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	10,901,000		12,042,662
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	7,847,000		8,339,085
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	4,164,000		2,946,030
GCI LLC, 6.8750%, 4/15/25	1,724,000		1,777,272
GCI LLC, 4.7500%, 10/15/28 (144A)	14,916,000		15,102,599
Globo Comunicacao e Participacoes SA, 4.8750%, 1/22/30 (144A)	1,250,000		1,231,438
Level 3 Financing Inc, 3.4000%, 3/1/27 (144A)	2,667,000		2,871,767
Level 3 Financing Inc, 3.6250%, 1/15/29 (144A)	13,281,000		13,114,987
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	5,000,000		5,411,953
Liberty Interactive LLC, 8.5000%, 7/15/29	9,616,000		10,361,240
Netflix Inc, 3.6250%, 6/15/30	5,837,000	EUR	7,407,274
Nexstar Broadcasting Inc, 4.7500%, 11/1/28 (144A)	4,682,000		4,775,640
Omnicom Group Inc, 4.2000%, 6/1/30	6,414,000		7,503,804
Sable International Finance Ltd, 5.7500%, 9/7/27 (144A)	2,955,000		3,081,710
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	7,354,000		7,536,306
TEGNA Inc, 4.7500%, 3/15/26 (144A)	2,564,000		2,619,959
TEGNA Inc, 4.6250%, 3/15/28 (144A)	5,844,000		5,714,263
T-Mobile USA Inc, 2.5500%, 2/15/31 (144A)	9,337,000		9,673,879
T-Mobile USA Inc, 4.5000%, 4/15/50 (144A)	4,170,000		5,012,173
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	5,911,000		5,881,445
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	4,728,000		4,645,260
Ziggo BV, 5.1250%, 2/28/30 (144A)	4,548,000		4,609,989
			209,510,415
Consumer Cyclical – 11.4%
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	12,002,000		12,223,437
Booking Holdings Inc, 4.6250%, 4/13/30	5,126,000		6,126,143
China SCE Group Holdings Ltd, 8.7500%, 1/15/21	4,000,000		4,015,000
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)	7,160,000		7,383,750
Cushman & Wakefield Inc, 6.7500%, 5/15/28 (144A)	5,761,000		5,980,782
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	10,383,000		9,552,360
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	1,327,000		1,358,516
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	9,134,000		10,184,410
Expedia Group Inc, 6.2500%, 5/1/25 (144A)	6,724,000		7,409,579
Expedia Group Inc, 7.0000%, 5/1/25 (144A)	1,772,000		1,916,401
Ford Motor Co, 8.5000%, 4/21/23	14,293,000		15,579,370
Ford Motor Co, 9.0000%, 4/22/25	6,679,000		7,657,540
Ford Motor Co, 6.3750%, 2/1/29	1,507,000		1,566,828
Ford Motor Co, 9.6250%, 4/22/30	5,512,000		7,117,370
Ford Motor Co, 7.4500%, 7/16/31	1,256,000		1,440,393
Ford Motor Credit Co LLC, 3.0870%, 1/9/23	2,642,000		2,588,869
Forestar Group Inc, 5.0000%, 3/1/28 (144A)	6,032,000		6,092,320
General Motors Financial Co Inc, 2.9000%, 2/26/25	5,271,000		5,430,417
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	5,229,000		5,443,546
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	5,931,000		5,856,862
IHO Verwaltungs GmbH, 3.8750%, 5/15/27 (144A)	8,638,149	EUR	10,130,195
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	5,992,000		6,388,970
IRB Holding Corp, 6.7500%, 2/15/26 (144A)	11,146,000		11,146,000
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.2500%, 6/1/26 (144A)	10,865,000		11,288,735
New Metro Global Ltd, 6.5000%, 4/23/21	4,000,000		4,020,000
Newco GB SAS, 8.0000%, 12/15/22	3,343,637	EUR	3,461,152

NVR Inc, 3.0000%, 5/15/30	6,819,000	7,358,490
Prime Security Services Borrower LLC / Prime Finance Inc,
Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
6.2500%, 1/15/28 (144A)	$5,887,000	$5,960,587
Realogy Group LLC / Realogy Co-Issuer Corp, 9.3750%, 4/1/27 (144A)	5,612,000	5,809,542
Ross Stores Inc, 4.8000%, 4/15/30	3,710,000	4,496,821
Sands China Ltd, 4.3750%, 6/18/30 (144A)	3,143,000	3,315,551
Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	6,784,000	6,800,604
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29 (144A)	8,600,000	8,567,750
Six Flags Entertainment Corp, 5.5000%, 4/15/27 (144A)#	3,839,000	3,640,524
Taylor Morrison Home Corp, 5.1250%, 8/1/30 (144A)	5,914,000	6,327,980
TRI Pointe Group Inc, 5.7000%, 6/15/28	9,786,000	10,715,670
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	7,420,000	7,381,972
Vail Resorts Inc, 6.2500%, 5/15/25 (144A)	7,645,000	8,113,256
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	4,205,000	4,247,050
Wendy's International LLC, 7.0000%, 12/15/25	5,841,000	6,366,690
Wyndham Destinations Inc, 4.2500%, 3/1/22	11,817,000	11,746,098
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	9,279,000	9,720,773
Wyndham Hotels & Resorts Inc, 4.3750%, 8/15/28 (144A)	1,879,000	1,822,630
Yum! Brands Inc, 3.8750%, 11/1/20	3,191,000	3,192,596
		286,943,529
Consumer Non-Cyclical – 7.8%
Alcon Finance Corp, 2.6000%, 5/27/30 (144A)	7,500,000	7,937,098
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	11,383,000	11,667,575
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	5,584,000	5,816,713
Aramark Services Inc, 5.0000%, 2/1/28 (144A)#	3,643,000	3,670,323
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)	2,984,000	2,898,210
CHS/Community Health Systems Inc, 6.6250%, 2/15/25 (144A)	5,541,000	5,360,363
DaVita Inc, 3.7500%, 2/15/31 (144A)	7,990,000	7,698,764
Dentsply Sirona Inc, 3.2500%, 6/1/30	7,946,000	8,632,954
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	8,957,000	8,912,215
Elanco Animal Health Inc, 5.9000%, 8/28/28	8,439,000	9,747,045
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	9,876,000	9,826,620
Hasbro Inc, 3.5500%, 11/19/26	5,048,000	5,364,407
Hasbro Inc, 3.9000%, 11/19/29	4,699,000	4,930,341
HLF Financing Sarl LLC / Herbalife International Inc,
7.8750%, 9/1/25 (144A)	7,457,000	8,006,954
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	9,012,000	9,259,830
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	6,961,000	7,726,501
Kraft Heinz Foods Co, 3.8750%, 5/15/27 (144A)	4,613,000	4,913,768
Kraft Heinz Foods Co, 4.2500%, 3/1/31 (144A)	2,682,000	2,940,546
MEDNAX Inc, 6.2500%, 1/15/27 (144A)	11,141,000	11,558,342
NBM US Holdings Inc, 6.6250%, 8/6/29 (144A)	3,138,000	3,361,583
Newell Brands Inc, 4.8750%, 6/1/25	2,642,000	2,850,058
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.3750%, 6/1/25 (144A)	5,687,000	5,772,305
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.2500%, 2/1/28 (144A)	1,773,000	1,843,920
Royalty Pharma PLC, 2.2000%, 9/2/30 (144A)	1,008,000	1,002,108
Royalty Pharma PLC, 3.3000%, 9/2/40 (144A)	1,517,000	1,486,273
Smithfield Foods Inc, 3.0000%, 10/15/30 (144A)	3,136,000	3,167,611
Surgery Center Holdings Inc, 6.7500%, 7/1/25 (144A)	5,180,000	5,160,057
Tenet Healthcare Corp, 6.1250%, 10/1/28 (144A)	5,024,000	4,892,120
Tenet Healthcare Corp, 6.8750%, 11/15/31	3,354,000	3,286,920
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	5,902,000	5,643,787
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	14,863,000	13,116,597
Upjohn Inc, 3.8500%, 6/22/40 (144A)	7,259,000	7,815,168
		196,267,076
Electric – 1.0%
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	5,380,000	5,698,289
DPL Inc, 4.1250%, 7/1/25 (144A)	7,692,000	8,049,293
Duquesne Light Holdings Inc, 2.5320%, 10/1/30 (144A)	4,969,000	4,981,005
IPALCO Enterprises Inc, 4.2500%, 5/1/30 (144A)	6,498,000	7,347,466
		26,076,053
Energy – 2.6%
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	9,899,000	10,158,849
Cheniere Energy Partners LP, 5.2500%, 10/1/25	5,978,000	6,115,494
DCP Midstream Operating LP, 5.6000%, 4/1/44	2,517,000	2,299,179
Energy Transfer Operating LP, 2.9000%, 5/15/25	1,804,000	1,813,385
Energy Transfer Operating LP, 3.7500%, 5/15/30	5,504,000	5,327,174
EQM Midstream Partners LP, 5.5000%, 7/15/28	1,750,000	1,762,338
Exxon Mobil Corp, 3.4520%, 4/15/51	5,304,000	5,812,524

NGPL PipeCo LLC, 7.7680%, 12/15/37 (144A)	1,812,000		2,295,882
NuStar Logistics LP, 5.7500%, 10/1/25	8,135,000		8,401,828
Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Energy– (continued)
ONEOK Inc, 3.1000%, 3/15/30	$5,174,000		$4,977,884
PBF Holding Co LLC / PBF Finance Corp, 9.2500%, 5/15/25 (144A)	4,277,000		4,384,011
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
7.5000%, 10/1/25 (144A)	3,517,000		3,531,244
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	8,221,000		8,152,108
			65,031,900
Finance Companies – 0.4%
FirstCash Inc, 4.6250%, 9/1/28 (144A)	5,509,000		5,632,953
Quicken Loans Inc, 5.2500%, 1/15/28 (144A)	1,866,000		1,966,130
Springleaf Finance Corp, 6.8750%, 3/15/25	1,362,000		1,511,377
			9,110,460
Financial Institutions – 1.1%
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000		5,350,936
CPI Property Group SA, 4.7500%, 3/8/23	5,366,000		5,696,352
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	6,407,216
Vivion Investments Sarl, 3.0000%, 8/8/24	8,800,000	EUR	9,000,961
			26,455,465
Industrial – 0.4%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	5,000,000		5,000,000
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	3,832,000		3,951,750
			8,951,750
Industrial Conglomerates – 0.9%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	28,937,000		23,055,250
Information Technology Services – 0.6%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28 (144A)	2,057,000		2,111,613
KBR Inc, 4.7500%, 9/30/28 (144A)	12,552,000		12,630,450
			14,742,063
Insurance – 2.0%
Assurant Inc, 3.7000%, 2/22/30	5,362,000		5,580,362
Athene Holding Ltd, 6.1500%, 4/3/30	5,492,000		6,508,994
Brown & Brown Inc, 4.5000%, 3/15/29	3,538,000		4,035,785
Brown & Brown Inc, 2.3750%, 3/15/31	3,927,000		3,962,072
Magellan Health Inc, 4.9000%, 9/22/24	5,325,000		5,480,543
MGIC Investment Corp, 5.2500%, 8/15/28	8,400,000		8,691,480
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	11,994,000		12,239,877
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	3,317,000		3,384,335
			49,883,448
Machinery – 0.1%
Hillenbrand Inc, 5.7500%, 6/15/25	2,944,000		3,153,760
Real Estate Investment Trusts (REITs) – 0.7%
Agree LP, 2.9000%, 10/1/30	1,968,000		2,030,801
American Homes 4 Rent LP, 4.2500%, 2/15/28	2,350,000		2,662,413
Easy Tactic Ltd, 8.7500%, 1/10/21	3,730,000		3,688,038
Lexington Realty Trust, 2.7000%, 9/15/30	4,105,000		4,181,865
Life Storage LP, 2.2000%, 10/15/30	4,993,000		4,983,969
			17,547,086
Technology – 2.1%
Black Knight InfoServ LLC, 3.6250%, 9/1/28 (144A)	3,862,000		3,903,034
BY Crown Parent LLC / BY Bond Finance Inc, 4.2500%, 1/31/26 (144A)	6,690,000		6,811,256
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	2,639,000		2,732,605
Diebold Nixdorf Inc, 9.3750%, 7/15/25 (144A)	1,924,000		2,029,820
Entegris Inc, 4.6250%, 2/10/26 (144A)	930,000		950,925
Gartner Inc, 3.7500%, 10/1/30 (144A)	1,232,000		1,246,230
Oracle Corp, 3.6000%, 4/1/50	4,065,000		4,532,568
QTS Realty Trust Inc, 3.8750%, 10/1/28 (144A)	7,906,000		7,928,769
Solera LLC / Solera Finance Inc, 10.5000%, 3/1/24 (144A)	6,584,000		6,880,280
Tempo Acqusition LLC / Tempo Acquisition Finance Corp,
6.7500%, 6/1/25 (144A)	7,119,000		7,265,723
VMware Inc, 4.7000%, 5/15/30	6,278,000		7,427,253
			51,708,463
Transportation – 2.0%
Autostrade per l'Italia SpA, 4.3750%, 9/16/25	5,823,000	EUR	7,401,658
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	10,144,000		10,243,918
Southwest Airlines Co, 4.7500%, 5/4/23	4,957,000		5,293,380
Southwest Airlines Co, 5.2500%, 5/4/25	4,548,000		5,008,029
Southwest Airlines Co, 5.1250%, 6/15/27	5,572,000		6,069,002
StorCentric Inc, 5.8750%, 2/19/23 (144A)	6,000,000		6,033,566

Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	10,623,000	10,868,657
		50,918,210
Total Corporate Bonds (cost $1,314,692,866)		1,345,404,799
Shares or Principal Amounts		Value
Mortgage-Backed Securities– 21.7%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	$28,060,659	$28,694,549
2.5000%, TBA, 15 Year Maturity	210,177,000	219,412,177
3.0000%, TBA, 15 Year Maturity	2,419,000	2,538,813
3.5000%, TBA, 15 Year Maturity	8,221,000	8,696,009
3.0000%, TBA, 30 Year Maturity	13,951,400	14,612,975
3.5000%, TBA, 30 Year Maturity	8,775,560	9,251,722
4.0000%, TBA, 30 Year Maturity	37,919,153	40,418,404
4.5000%, TBA, 30 Year Maturity	31,395,000	33,967,820
		357,592,469
Fannie Mae Pool:
3.0000%, 10/1/34	335,966	357,228
6.0000%, 2/1/37	1,057	1,260
3.0000%, 9/1/42	2,089,384	2,228,048
3.0000%, 1/1/43	2,503,250	2,669,381
3.0000%, 2/1/43	1,073,799	1,145,063
3.0000%, 2/1/43	73,681	78,527
3.0000%, 3/1/43	2,722,452	2,901,526
3.0000%, 3/1/43	938,227	999,941
3.0000%, 5/1/43	8,963,412	9,453,269
3.0000%, 5/1/43	768,569	819,123
3.0000%, 5/1/43	2,968	3,163
3.5000%, 4/1/44	16,848	18,802
5.0000%, 7/1/44	11,648	13,039
4.5000%, 10/1/44	6,299	7,237
4.5000%, 3/1/45	9,602	11,032
3.0000%, 7/1/45	4,266,118	4,546,729
3.5000%, 12/1/45	695,021	746,107
3.5000%, 12/1/45	5,992	6,677
4.5000%, 2/1/46	15,955	17,917
3.5000%, 7/1/46	23,060	25,334
3.0000%, 9/1/46	1,809,747	1,929,853
3.0000%, 11/1/46	347,654	365,691
3.5000%, 1/1/47	197,777	219,893
3.0000%, 1/1/47	178,839	188,118
3.5000%, 3/1/47	604,666	649,111
4.0000%, 5/1/47	1,529,961	1,712,531
4.5000%, 5/1/47	2,793	3,115
4.5000%, 5/1/47	2,486	2,753
4.5000%, 5/1/47	2,243	2,474
4.5000%, 5/1/47	1,878	2,094
4.5000%, 5/1/47	1,857	2,048
4.5000%, 5/1/47	1,371	1,518
4.0000%, 6/1/47	1,906	2,044
4.0000%, 6/1/47	1,257	1,348
4.5000%, 6/1/47	8,455	9,186
3.5000%, 7/1/47	488,205	524,090
4.0000%, 7/1/47	1,926	2,065
4.0000%, 7/1/47	1,234	1,323
4.5000%, 7/1/47	6,186	6,720
4.5000%, 7/1/47	3,680	3,998
4.5000%, 7/1/47	3,490	3,791
3.5000%, 8/1/47	6,286	6,653
3.5000%, 8/1/47	5,007	5,364
4.0000%, 8/1/47	3,705	3,973
4.0000%, 8/1/47	2,308	2,474
4.5000%, 8/1/47	5,474	5,947
4.5000%, 8/1/47	550	601
4.5000%, 9/1/47	300,298	326,237
4.5000%, 9/1/47	3,937	4,277
4.5000%, 9/1/47	3,242	3,522
4.0000%, 10/1/47	363,596	394,534
4.0000%, 10/1/47	5,130	5,566
4.0000%, 10/1/47	4,402	4,720
4.0000%, 10/1/47	3,299	3,580
4.0000%, 10/1/47	2,466	2,644
3.5000%, 11/1/47	888,101	980,598
4.0000%, 11/1/47	2,051	2,199
4.5000%, 11/1/47	3,611	3,923
3.5000%, 12/1/47	198,935	212,487
3.5000%, 12/1/47	4,081	4,344

3.5000%, 1/1/48	7,165	7,653
3.5000%, 1/1/48	6,561	7,016
4.0000%, 1/1/48	155,496	166,720
4.0000%, 1/1/48	23,202	25,092
Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 2/1/48	$67,871	$73,231
3.5000%, 3/1/48	4,635,584	4,990,096
3.5000%, 3/1/48	4,426	4,717
4.0000%, 3/1/48	9,595	10,345
4.5000%, 3/1/48	6,016	6,527
4.5000%, 4/1/48	6,756	7,329
3.0000%, 5/1/48	34,107	36,031
4.0000%, 5/1/48	15,958	16,988
4.5000%, 5/1/48	4,217	4,575
4.5000%, 5/1/48	3,748	4,067
4.5000%, 6/1/48	3,806	4,129
3.5000%, 7/1/48	14,626,866	15,511,614
4.5000%, 12/1/48	1,251,246	1,366,377
3.0000%, 9/1/49	603,929	641,044
2.5000%, 1/1/50	1,335,126	1,406,265
3.0000%, 2/1/57	7,723,970	8,312,323
3.5000%, 2/1/57	14,005,672	15,518,367
3.0000%, 6/1/57	34,563	37,184
		81,814,500
Freddie Mac Gold Pool:
3.5000%, 1/1/47	371,060	402,916
Freddie Mac Pool:
3.0000%, 5/1/31	2,663,069	2,828,207
3.0000%, 9/1/32	415,250	443,104
3.0000%, 1/1/33	215,176	229,609
3.0000%, 10/1/34	611,241	653,712
3.0000%, 10/1/34	258,128	274,493
6.0000%, 4/1/40	24,458	29,209
3.0000%, 2/1/43	7,761	8,274
3.5000%, 2/1/43	8,300	8,997
3.0000%, 3/1/43	169,651	181,096
3.0000%, 3/1/43	4,465	4,761
3.0000%, 6/1/43	752,822	784,502
3.0000%, 11/1/43	8,094,091	8,637,042
3.5000%, 2/1/44	22,631	24,532
4.5000%, 5/1/44	5,733	6,398
3.5000%, 12/1/44	425,711	461,475
3.0000%, 1/1/45	6,050	6,445
3.5000%, 7/1/46	5,972	6,427
3.0000%, 10/1/46	30,099	32,034
4.0000%, 3/1/47	14,141	15,508
3.5000%, 9/1/47	18,966	20,074
3.5000%, 9/1/47	9,543	10,101
3.5000%, 11/1/47	166,962	178,330
3.5000%, 12/1/47	80,536	87,981
3.5000%, 12/1/47	6,659	7,112
3.5000%, 2/1/48	6,637	7,072
3.5000%, 2/1/48	5,265	5,611
4.0000%, 4/1/48	3,499	3,769
4.5000%, 4/1/49	3,237,154	3,514,680
4.0000%, 5/1/49	9,133,994	9,776,640
4.0000%, 5/1/49	373,272	399,681
3.5000%, 8/1/49	5,390,832	5,695,281
3.0000%, 10/1/49	825,224	863,413
3.0000%, 10/1/49	389,647	407,679
3.0000%, 11/1/49	1,499,676	1,569,076
3.0000%, 11/1/49	367,432	384,436
3.0000%, 11/1/49	68,266	71,425
3.0000%, 12/1/49	3,154,712	3,300,702
3.0000%, 12/1/49	1,866,410	1,952,782
3.0000%, 12/1/49	753,120	787,972
2.5000%, 1/1/50	588,745	620,237
3.0000%, 3/1/50	2,240,631	2,359,195
		46,659,074
Ginnie Mae:
3.0000%, TBA, 30 Year Maturity	5,205,000	5,447,709
3.5000%, TBA, 30 Year Maturity	43,701,243	46,040,571
4.0000%, TBA, 30 Year Maturity	4,294,000	4,563,019

4.5000%, TBA, 30 Year Maturity	3,093,000	3,313,067
		59,364,366
Ginnie Mae I Pool:
4.5000%, 8/15/46	20,616	22,869
4.0000%, 7/15/47	10,072	10,950
4.0000%, 8/15/47	2,085	2,267
Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae I Pool– (continued)
4.0000%, 11/15/47	$5,156	$5,606
4.0000%, 12/15/47	6,454	7,016
		48,708
Ginnie Mae II Pool:
4.5000%, 2/20/48	349,551	377,961
4.5000%, 5/20/48	15,431	16,610
4.5000%, 5/20/48	3,859	4,154
		398,725
Total Mortgage-Backed Securities (cost $543,799,856)		546,280,758
Preferred Stocks– 1.8%
Electric Utilities – 0.1%
American Electric Power Co Inc, 6.1250%, 5/15/23	37,583	1,838,936
Finance Companies – 0.2%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43 (144A)‡,§	1,000,000	300,000
Prosper Pass-Thru Trust II Series 2019-St1, 7/15/25 (144A)§	27,406,764	2,633,297
Upstart Securitization Trust 2019-3, 1/21/30 (144A)§	8,250	1,830,940
		4,764,237
Health Care Equipment & Supplies – 0.2%
Becton Dickinson and Co, 6.0000%, 6/1/23	94,450	4,972,793
Industrial – 0.1%
Project Silver, 3/15/44 (144A)‡,§	1,500,000	486,322
START Ireland, 3/15/44 (144A)‡,§	1,500,000	510,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38 (144A)§	10	420,270
Thunderbolt III Aircraft Lease Ltd, 11/15/39 (144A)‡	5,000,000	1,850,000
		3,266,592
Semiconductor & Semiconductor Equipment – 0.2%
Broadcom Inc, 8.0000%, 9/30/22	4,107	5,143,525
Specialty Retail – 0%
Quiksilver Inc Bankruptcy Equity Certificate*,¢,§	542	12,125
Student Loan – 0.4%
SoFi Professional Loan Program 2017-E LLC, 11/26/40 (144A)	25,000	917,500
SoFi Professional Loan Program 2017-F LLC, 1/25/41 (144A)	35,000	1,412,425
SoFi Professional Loan Program 2018-C Trust, 1/25/48 (144A)§	58,000	2,014,920
SoFi Professional Loan Program 2018-D Trust, 2/25/48 (144A)§	76,000	1,716,840
SoFi Professional Loan Program 2019-B LLC, 8/17/48 (144A)§	70,900	1,851,908
SoFi Professional Loan Program 2020-A Trust, 5/15/46 (144A)	34,000	1,968,260
		9,881,853
Wireless Telecommunication Services – 0.6%
2020 Cash Mandatory Exchangeable Trust, 5.2500%, 6/1/23 (144A)§	14,906	16,035,577
Total Preferred Stocks (cost $62,710,453)		45,915,638
Investment Companies– 2.4%
Money Markets – 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $60,843,613)	60,839,289	60,845,373
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	3,199,755	3,199,755
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$799,939	799,939
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,999,694)		3,999,694
Total Investments (total cost $2,993,643,633) – 118.5%		2,978,973,264
Liabilities, net of Cash, Receivables and Other Assets – (18.5)%		(465,162,777)
Net Assets – 100%		$2,513,810,487

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,537,884,734	85.2%
Cayman Islands	138,187,064	4.6
United Kingdom	52,779,240	1.8
Germany	41,021,501	1.4
Luxembourg	36,431,347	1.2
Canada	23,445,305	0.8

Peru	19,571,558	0.7
Israel	18,760,384	0.6
Netherlands	14,969,056	0.5
Czech Republic	12,103,568	0.4
China	11,723,038	0.4
Brazil	11,643,770	0.4
Panama	11,579,294	0.4
Zambia	11,494,614	0.4
Switzerland	7,937,098	0.3
Italy	7,401,658	0.2
South Africa	6,111,920	0.2
France	3,461,152	0.1
Macao	3,315,551	0.1
Australia	3,262,080	0.1
Chile	3,081,710	0.1
Ireland	2,297,622	0.1
Bermuda	510,000	0.0

Total	$2,978,973,264	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$27,949	$-	$1,760	$60,845,373
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	10,333∆	-	-	3,199,755
Total Affiliated Investments - 2.5%	$38,282	$-	$1,760	$64,045,128

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	73,446,272	356,563,263	(369,165,922)	60,845,373
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	1,648,112	18,067,394	(16,515,751)	3,199,755

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	12/16/20	(25,600)	$32,689	$(354)
Euro	12/16/20	(45,098,000)	52,762,315	(199,613)

				(199,967)

Barclays Capital, Inc.:
British Pound	12/16/20	(140,600)	179,572	(1,906)
Euro	12/16/20	(8,462,400)	9,902,671	(35,353)

				(37,259)
BNP Paribas:
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Euro	12/16/20	(718,000)	$840,196	(3,004)
Citibank, National Association:
British Pound	12/16/20	(196,700)	251,185	(2,703)
Euro	12/16/20	(1,254,500)	1,468,544	(4,709)

				(7,412)
HSBC Securities (USA), Inc.:
British Pound	12/16/20	(870,000)	1,111,043	(11,901)
Euro	12/16/20	15,000	(17,551)	65

				(11,836)
JPMorgan Chase Bank, National Association:
British Pound	12/16/20	700,500	(894,530)	9,633
Euro	12/16/20	(30,754,200)	35,978,434	(138,506)

				(128,873)
Total				$(388,351)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2-Year US Treasury Note	985	1/6/21	$217,646,524	$116,849	$(7,695)
5-Year US Treasury Note	2,845	1/6/21	358,558,906	488,984	(288,947)
US Treasury Long Bond	194	12/31/20	34,198,563	284,938	(181,875)
Total - Futures Purchased				890,771	(478,517)
Futures Sold:
10-Year US Treasury Note	1,050	12/31/20	(167,917,969)	(442,347)	492,188
Total				$448,424	$13,671

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
1.6590% Fixed Rate	ICE LIBOR USD 3 Month		8/23/49	22,000,000	USD	$750	$(3,173,576)	$100,375

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
CDX.NA.IG.34, Fixed Rate of 1.00%, Paid Quarterly	6/20/25	98,000,000	USD	$(1,573,486)	$879,577	$(35,546)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value(a)
Credit default swaps, buy protection	$ (570,760)
Forward foreign currency exchange contracts, purchased	2,391,575
Forward foreign currency exchange contracts, sold	104,694,328
Futures contracts, purchased	634,538,604
Futures contracts, sold	180,356,637
Interest rate swaps, pay fixed rate/receive floating rate	(4,032,904)

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $1,589,497,959, which represents 63.2% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2020)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
2020 Cash Mandatory Exchangeable Trust, 5.2500%, 6/1/23	6/24/20	$15,359,031	$16,035,577	0.6%
Aaset 2019-2 Trust, 6.4130%, 10/16/39	10/7/19	4,723,736	2,247,126	0.1
Carvana Auto Receivables Trust 2019-2, 0%, 4/15/26	9/30/18	8,046,414	4,717,000	0.2
Carvana Auto Receivables Trust 2019-4, 0%, 10/15/26	12/10/19	4,732,945	3,783,000	0.2
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43	9/14/2018-7/31/19	1,000,000	300,000	0.0
Palmer Square Loan Funding 2020-4A C, ICE LIBOR USD 3 Month + 3.6000%, 11/25/28	3/3/20	3,000,000	3,000,000	0.1
Project Silver, 3/15/44	6/27/19	1,500,000	486,322	0.0
Prosper Pass-Thru Trust II Series 2019-St1, 7/15/25	10/22/19	6,869,659	2,633,297	0.1
Quiksilver Inc Bankruptcy Equity Certificate	5/27/16	10,390	12,125	0.0
SoFi Professional Loan Program 2018-C Trust, 1/25/48	8/9/18	2,334,500	2,014,920	0.1
SoFi Professional Loan Program 2018-D Trust, 2/25/48	9/1/18	2,618,200	1,716,840	0.1
SoFi Professional Loan Program 2019-B LLC, 8/17/48	3/28/19	2,497,807	1,851,908	0.1
Sprite 2017-1 Ltd, 6.9000%, 12/15/37	11/17/17-4/3/19	3,385,449	1,431,432	0.1
START Ireland, 3/15/44	4/12/19	1,500,000	510,000	0.0
Thunderbolt II Aircraft Lease Ltd, 9/15/38	7/20/18-6/20/19	2,007,961	420,270	0.0
Upstart Securitization Trust 2019-3, 1/21/30	11/26/19	4,986,300	1,830,940	0.1
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45	2/18/20-2/21/20	11,174,107	6,248,612	0.2
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45	2/18/20	2,343,731	908,633	0.0
Total		$78,090,230	$51,148,002	2.0%

The Fund has registration rights for certain restricted securities held as of September 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$778,497,296	$-
Bank Loans and Mezzanine Loans	-	198,029,706	-
Corporate Bonds	-	1,345,404,799	-
Mortgage-Backed Securities	-	546,280,758	-
Preferred Stocks	-	45,903,513	12,125
Investment Companies	-	60,845,373	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,999,694	-
Total Investments in Securities	$-	$2,978,961,139	$12,125
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	9,698	-
Variation Margin Receivable	492,188	100,375	-
Total Assets	$492,188	$2,979,071,212	$12,125
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$398,049	$-
Variation Margin Payable	478,517	35,546	-
Total Liabilities	$478,517	$433,595	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.